Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

February 20, 2009

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:   TURNER FUNDS
         (1933 ACT REGISTRATION NO. 333-00641)
         (1940 ACT REGISTRATION NO. 811-07527)
         -------------------------------------

Ladies and Gentlemen:

      On behalf of Turner Funds (the "Trust"), I have transmitted herewith for filing Post-Effective Amendment No. 60 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 61 to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the "Amendment"). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register a new investment portfolio of the Trust, the Spectrum Fund, and its shares.

      Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

                                                    Very truly yours,

                                                    /S/ JOSHUA B. DERINGER
                                                    ----------------------------
                                                    Joshua B. Deringer

cc:  Michael P. Malloy